Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Non-Current Liabilities
Other Non-Current Liabilities

13.  Other Non-Current Liabilities

Other non-current liabilities consist of the following:

	December 31,	December 31,
	2024	2025
Non-current finance lease liabilities	35,145	4,769,972
Warranty liabilities	4,068,079	4,606,225
Deferred revenue	3,045,846	2,872,987
Deferred government grants	391,116	568,919
Deferred profit	—	255,496
Payable to BaaS users	779,695	193,845
Others	308,715	423,334
Total	8,628,596	13,690,778

Deferred government grants mainly consist of specific government subsidies for purchase of land use right and buildings, charging and battery swap equipment, which is amortized using the straight-line method as a deduction of the amortization or depreciation expense of the relevant assets over their remaining estimated useful life.